UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21583

CLOUGH GLOBAL ALLOCATION FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Allocation Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2006

Item 1 – Schedule of Investments.

CLOUGH GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS

February 28, 2006 (Unaudited)

		SHARES	VALUE
COMMON STOCKS	99.04%

Consumer/Retail	8.31%
Ashford Hospitality		48,000	$599,520
B & G Foods Inc.		67,000	1,004,330
Bridgestone Corp.		109,000	2,146,948
Carmax Inc. *		12,900	405,318
Coinmach Service Class A		50,000	469,000
Daimaru Inc./The		101,000	1,375,111
Deere & Co.		10,400	793,208
Fast Retailing Co.		16,000	1,404,345
Komeri Co. Ltd.		52,100	1,944,383
Matsumotokiyoshi Co.		21,900	609,200
Mitsukoshi Ltd.		195,000	1,120,254
Nikon Corp.		86,000	1,482,182
Sapporo Holdings Ltd.		117,000	611,507
Toppan Forms Co. Ltd.		41,300	637,937
Trustreet Properties Inc.		88,600	1,284,700
Uni-Charm Corp.		49,500	2,475,962
Wacoal Holdings Corp.		35,900	495,910
Yamada Denki Co. Ltd.		3,500	379,768
York-Benimaru Co. Ltd.		33,000	1,100,428
			20,340,011

ENERGY	22.47%
Coal	4.22%
ALPHA Natural Resources Inc. *		62,400	1,333,488
Arch Coal Inc.		8,000	584,880
CONSOL Energy Inc.		6,000	384,120
Fording Canadian Coal Trust		63,500	2,591,435
KFx Inc. *		50,700	1,058,616
Massey Energy Co.		23,200	863,040
Peabody Energy Corp.		32,000	1,544,640
Walter Industries		30,000	1,974,900
			10,335,119

Exploration & Production	7.96%
Amerada Hess Corp.		16,100	2,226,791
Anadarko Petroleum Corp.		25,000	2,479,000
Canadian Natural Resources		34,800	1,898,688
Cheniere Energy Inc. *		18,000	713,700
Chesapeake Energy Corp.		40,300	1,196,507
Chevron Corp.		5,000	282,400
Encana Corp.		34,100	1,408,671
EOG Resources Inc.		7,000	471,800
Gazprom ADR		16,600	1,404,360
Kerr-McGee Corp.		24,000	2,344,800
McMoran Exploration *		10,000	176,900
Nexen Inc.		18,000	938,880
Petro-Canada		21,300	974,688
Petrohawk Energy *		18,000	227,340
Plains Exploration & Production Co. *		25,000	1,018,750
Southwestern Energy Co. *		40,000	1,283,600
Suncor Energy Inc.		6,000	448,500
			19,495,375

Oil Services & Drillers	9.43%
Addax Petro. Corp. 144A *		14,700	297,505
Atwood Oceanics Inc. *		12,500	1,127,250
BJ Services Co.		50,100	1,568,631
Cal Dive International Inc.*		33,000	1,161,930
Diamond Offshore Drilling		32,000	2,476,480
ENSCO International Inc.		25,600	1,144,064

Global Santa Fe Corp.		15,500	857,770
Grant Prideco Inc. *		52,100	2,108,487
Halliburton Co.		25,900	1,761,200
Hercules Offshore *		5,480	166,592
Hornbeck Offshore *		10,000	321,600
National - Oilwell Varco Inc. *		27,570	1,678,462
Noble Corp.		22,500	1,662,975
Oil States International Inc. *		28,300	977,199
Rowan Companies Inc.		12,000	483,000
Tidewater Inc.		16,000	836,000
Transocean Inc. *		32,100	2,381,178
Veritas DGC Inc. *		10,000	421,300
Weatherford International *		38,300	1,651,496
			23,083,119

Refiners	0.86%
Frontier Oil Corp.		20,000	925,000
Valero Energy Corp.		22,000	1,183,380
			2,108,380
			55,021,993

FINANCE	18.26%
Bank	5.76%
Banco Bilbao Vizcaya - Spon ADR		35,300	716,943
Banco Bradesco S.A.		8,600	356,556
Bank of Ireland		8,100	144,260
Barclays PLC - Spon ADR		13,500	632,745
Brookline Bancorp, Inc.		40,000	600,400
Fidelity Bankshares, Inc.		25,470	813,257
ICICI Bank LTD-Spon ADR		30,900	948,939
Mellon Financial		3,000	108,270
The Bank of Yokohama Ltd.		659,000	5,397,020
The Joyo Bank Ltd.		351,000	2,271,168
The Shizuoka Bank Ltd.		213,000	2,106,907
			14,096,465

Non-Bank	12.50%
Apollo Investment Corp.		213,289	4,007,700
Cohen & Steers, Inc.		33,400	750,498
Daiwa Securities Group Inc.		569,000	6,881,776
Fannie Mae		21,800	1,192,024
Mitsubishi Tokyo Financial		208	3,144,573
Mitsubishi UFJ Financial Group Inc.		84,000	1,251,600
Mizuho Financial Group Inc.		364	2,943,320
Nikko Cordial Corp.		345,000	5,549,566
Nomura Holdings Inc.		80,000	1,551,553
Nomura Holdings Inc. - ADR		135,800	2,619,582
Thomas Weisel Group *		2,400	51,288
Waddell and Reed Financial		28,500	663,765
			30,607,245
			44,703,710

Healthcare	2.06%
Biosphere Medical Inc. *		182,703	1,388,543
Biosphere Medical Inc. 144A *		50,000	380,000
Sepracor Inc. *		53,700	3,077,547
Sugi Pharmacy Co.		8,800	207,542
			5,053,632

Industrial	10.82%
Airport Facilities Co., Ltd.		59,000	389,918
American Science & Engineering Inc. *		43,000	3,271,870
Bunge Ltd.		32,200	1,825,418
Chicago Bridge & Iron		12,500	305,875
Dresser-Rand Group Inc. *		31,971	808,547
Empresa Brasileira DE AE-ADR		33,600	1,335,600
Fluor Corp.		7,000	604,100
Foster Wheeler Ltd. *		26,900	1,291,200
Hexcel Corp. *		100,800	2,169,216
Insituform Technologies - Class A *		75,000	2,018,250
Jacobs Engineering Group Inc. *		9,000	771,660
Kokuyo Co., Ltd.		114,500	1,718,168
Magal Security Systems Ltd. *		66,443	829,209
Methanex Corp.		180,200	3,582,376
Nisshinbo Industries Inc.		137,000	1,447,462
Noritz Corp.		41,200	783,033
Sasol Ltd. - ADR		52,500	1,806,000
Washington Group Intl. Inc.		10,000	583,700
Willbros Group Inc. *		49,500	940,005
			26,481,607

Insurance	7.73%
Allstate Corp.		25,000	1,369,500
American International Group		24,000	1,592,640
Arthur J Gallagher & Co.		15,600	460,044
Aspen Insurance Hldg.		8,200	190,322
Axis Capital Holdings Ltd.		20,000	619,200
Bristol West Holdings Inc.		116,900	2,167,326
CNA Financial Corp. *		26,500	819,380
Everest Re Group Ltd.		6,000	594,240
Hanover Insurance Group		10,000	484,500
IPC Holdings Ltd.		21,700	570,059
Marsh and McLennan Cos.		117,100	3,619,561
Montpelier Re Holdings Ltd.		5,000	86,200
PartnerRe Ltd.		51,800	3,139,598
Platinum Underwriters Holdings		37,500	1,148,250
St. Paul Travelers Cos. Inc.		14,400	618,912
Willis Group Holdings Ltd.		15,000	516,600
XL Capital Ltd. - Class A		13,700	925,435
			18,921,767

Media	0.36%
Toho Co., Ltd.		46,000	868,299

Metals & Mining	7.14%
BHP Billiton LTD - Spon ADR		29,600	1,068,264
Cia Vale Do Rio Doce - ADR		23,000	1,067,890
Cleveland-Cliffs Inc.		13,500	1,161,675
First Quantum Minerals		4,800	152,855
Ivanhoe Mines Ltd. *		208,900	1,671,200
North American Palladium Ltd. *		49,800	506,964
Newmont Mining Corp.		24,400	1,291,248
Olin Corp.		109,800	2,306,898
Oregon Steel Mills Inc. *		75,800	2,871,304
Pan American Silver Corp. *		51,400	1,138,510
Rio Tinto PLC - Spon ADR		11,500	2,169,360
Sherritt International Corp.		233,000	2,085,098
			17,491,266

Real Estate	0.48%
Goldcrest Co. Ltd.		13,000	1,023,109
TOC Co. Ltd.		26,650	160,469
			1,183,578

Technology & Communications	9.33%
Avnet Inc. *		30,400	763,952
Canadian Satellite Radio Holdings Inc. *		48,000	475,164
Cisco Systems Inc. *		94,500	1,912,680
Micron Technology *		68,000	1,054,680
Microsoft Corp.		61,700	1,659,730
Mobile Telesystems		10,900	393,163
News Corp - Class B		184,500	3,164,175
NTT Docomo Inc-Spon ADR		9,100	134,953
Oracle Corp. *		341,600	4,242,672
Pasona Inc.		668	1,367,682
Photon Dynamics Inc. *		30,000	635,700
Radvision Ltd. *		152,445	3,056,522
Research In Motion *		34,700	2,447,391
Semitool Inc. *		95,000	1,199,850
Verint Systems Inc. *		9,300	336,939
			22,845,253

Transportation	4.42%
American Commercial Lines *		13,000	494,000
Central Japan Railway Co.		31	305,300
East Japan Railway Co.		190	1,359,077
Jetblue Airways Corp. *		83,500	951,900
Kirby Corp. *		7,700	472,010
Lan Airlines SA-Spon ADR		11,000	449,350
Nippon Express Co., Ltd.		270,000	1,448,490
Tokyu Corporation		336,000	2,121,861
US Airways Group Inc. *		97,081	3,212,410
			10,814,398

Utilities	7.66%
Aquila Inc. *		50,000	195,000
British Energy Group *		136,200	1,474,073
Dominion Resources Inc.		4,700	352,970
Dynegy Inc. *		168,500	911,585
EL Paso Corp.		118,000	1,543,440
Exelon Corp.		32,000	1,827,520
FPL Group, Inc.		20,000	838,600
McDermott International *		26,000	1,340,300
NRG Energy Inc. *		15,000	648,750
PPL Corp.		34,000	1,081,200
Primary Energy Recycling-EIS		116,600	957,260
Public Service Enterprise Group		39,200	2,720,088
Reliant Energy Inc. *		41,400	420,624
Southern Co.		27,000	918,810
Southern Union Co. *		47,250	1,163,295
Williams Companies Inc.		109,000	2,351,130
			18,744,645
TOTAL COMMON STOCKS (Cost $162,425,014)			242,470,159

EXCHANGE TRADED FUNDS	8.73%
iShares
FTSE/Xinhua China 25		72,400	5,245,380
MSCI Brazil		32,500	1,339,975
MSCI Canada		56,000	1,307,040
MSCI Emerging Markets		21,800	2,112,420
MSCI Germany		97,900	2,158,695
MSCI Hong Kong		282,800	3,755,584
MSCI Malaysia		323,400	2,373,756
MSCI Pacific		20,000	2,074,000
MSCI South Korea		17,000	790,500
MSCI Taiwan		17,600	222,464

TOTAL EXCHANGE TRADED FUNDS (Cost $19,392,337)			21,379,814

PREFERRED STOCK	0.53%
Ashford Hospitality Trust*		50,000	1,300,500

TOTAL PREFERRED STOCK (Cost $1,250,000)			1,300,500

MUTUAL FUNDS	5.21%
J.P. Morgan Prime Money Market Fund		12,748,959	12,748,959

TOTAL MUTUAL FUNDS (Cost $12,748,959)			12,748,959

CLOSED-END FUNDS	0.44%
The Ottoman Fund Ltd *		515,340	1,066,676
TOTAL CLOSED-END FUNDS (Cost $896,434)			1,066,676

			PRINCIPAL
DUE DATE		COUPON	AMOUNT	VALUE
CORPORATE BONDS AND NOTES	8.80%
Barclays Bank PLC
03/22/2006		16.50%	1,500,000	1,639,940
Barclays Bank PLC
09/24/2007		17.00%	3,000,000	3,321,967
Barclays Bank PLC
09/26/2007		17.05%	5,000,000	5,525,550
Barclays Bank PLC
09/28/2007		16.90%	5,000,000	5,544,154
Barclays Bank PLC
03/28/2006		16.50%	2,500,000	2,744,422
J Ray Mcdermott SA *
12/15/2013		11.50%	2,325,000	2,778,375

TOTAL CORPORATE BONDS AND NOTES (Cost $19,729,320)				21,554,408

FOREIGN GOVERNMENT & AGENCY OBLIGATIONS	2.09%
UK Treasury
09/07/2015		4.75%	2,800,000	5,126,924

TOTAL FOREIGN GOVERNMENT & AGENCY OBLIGATIONS (Cost $5,342,957)				5,126,924

U.S. GOVERNMENT & AGENCY OBLIGATIONS	14.57%

United States T-Bond, 08/15/2022		7.25%	15,500,000	19,977,454
United States T-Bond, 02/15/2025		7.63%	11,500,000	15,694,809

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $35,157,464)				35,672,263

PUT OPTIONS PURCHASED	0.13%

NAME	EXERCISE PRICE	NUMBER OF CONTRACTS	VALUE
iShares Russell 2000	$65	1,000	50,000
Oil Service HOLDRS	120	1,500	255,000

TOTAL PUT OPTIONS PURCHASED (Cost $1,952,750)			305,000

TOTAL INVESTMENTS (Cost $301,803,602)	139.54%		$341,624,703
Liabilities in Excess of Other Liabilities	-0.60%		(1,479,420)
Liquidation Preference of Auction Market Preferred Shares, Series W28 (including dividends payable on preferred shares)	-38.94%		(95,321,198)
NET ASSETS ATTRIBUTABLE TO COMMON SHARES	100.00%		$244,824,085

*Non-income producing security
ADR - American Depositary Receipt

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of February 28, 2006
Gross appreciation (excess of value over tax cost)	42,610,358
Gross depreciation (excess of tax cost over value)	(4,218,388)
Net unrealized appreciation	38,391,970
Cost of investments for income tax purposes	303,232,733

See Notes to Quarterly Statement of Investments

SCHEDULE OF SECURITIES SOLD SHORT

NAME	SHARES	VALUE
Amazon.com Corp. *	(46,400)	(1,739,536)
Comerica Inc.	(10,000)	(573,200)
Countrywide Financial	(131,000)	(4,516,880)
Dillards Inc. - Class A	(104,000)	(2,565,680)
Energy Select Sector	(100,000)	(5,225,000)
Factset Research Systems Inc.	(36,400)	(1,425,060)
Ford Motor Co.	(111,700)	(890,249)
Frontline Limited	(300)	(11,556)
General Motors Corp.	(25,500)	(517,905)
Harley-Davidson Inc.	(24,200)	(1,270,742)
IndyMac Bancorp Inc.	(5,000)	(194,100)
iShares MSCI Japan	(426,500)	(5,885,700)
Jefferies Group Inc.	(32,800)	(1,870,912)
LandAmerica Financial	(57,300)	(3,821,910)
Lear Corp.	(25,000)	(521,500)
Polaris Industries Inc.	(76,900)	(3,848,845)
Posco-ADR	(39,600)	(2,314,224)
Sony Corp.	(35,600)	(1,668,928)
TRW Automotive Holdings *	(19,600)	(501,760)
Tellabs Inc. *	(114,000)	(1,674,660)
Toro Co.	(55,200)	(2,546,376)
Winnebago Industries	(18,300)	(587,796)

TOTAL SECURITIES SOLD SHORT (Proceeds $42,908,366)		(44,172,519)

See Notes to Quarterly Statement of Investments

Notes to Quarterly Statement of Investments

1. Significant Accounting and Operating Policies

Clough Global Allocation Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated April 27, 2004. The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Over-the-counter securities traded on NASDAQ are valued based upon the closing price. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities. The Fund may also utilize an additional 10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of February 28, 2006 was as follows:

PUT OPTIONS

Principal/
	Number of	Amount of
	Contracts	Premiums

Options outstanding as of November 30, 2005	10,200	$918,761
Positions opened	—	—
Options expired	(10,200)	(918,761)
Options split	—	—
Options outstanding as of February 28, 2006	—	—

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)           The Registrant’s  Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	April 28, 2006

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	April 28, 2006